Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Foreign exchange risk management (Details) - Dec. 31, 2020 - IFRS Subordinated Debt [Member]
€ in Millions, £ in Millions
	EUR (€)	GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 1,099	£ 988
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value		£ 988